Summary of Significant Accounting Policies (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Summary of Significant Accounting Policies (Textual)
Federal depository insurance coverage	$ 250,000					$ 250,000
Offering costs	100,000
Applicable franchise and income taxes						1,113,001
Interest earned on marketable securities held in Trust Account						4,547,860
Deferred tax asset.						87,897
Valuation allowance						87,897
income tax benefit						$ (913,051)
Class A Common Stock
Summary of Significant Accounting Policies (Textual)
Purchase of common stock						14,400,000
Weighted average shares outstanding of Class A redeemable common stock						27,860,927
Class B common stock
Summary of Significant Accounting Policies (Textual)
Weighted average shares outstanding of Class B non-redeemable common stock	6,250,000					7,000,000
Successor [Member]
Summary of Significant Accounting Policies (Textual)
Federal depository insurance coverage		$ 250,000		$ 250,000		$ 250,000
Purchase of common stock		0	1,075,961	718,500	2,583,673
Applicable franchise and income taxes		$ 26,301	$ 336,029	$ 341,000	$ 836,813
Interest earned on marketable securities held in Trust Account		26,301	1,411,990	1,059,500	3,420,486
Deferred tax asset.		745,000		745,000		88,000
Valuation allowance		745,000		745,000		88,000
income tax benefit		$ 4,977	$ (286,029)	$ (191,000)	$ (686,813)
Income tax rates		0.20%	22.70%	(8.60%)	22.70%
Successor [Member] | Warrant [Member]
Summary of Significant Accounting Policies (Textual)
Issued shares		9,333,333		9,333,333
Warrants outstanding		2,046,526		3,769,915
Successor [Member] | Class A Common Stock
Summary of Significant Accounting Policies (Textual)
Purchase of common stock		14,400,000		14,400,000
Weighted average shares outstanding of Class B non-redeemable common stock		338,164	28,000,000	33,487,561	28,000,000
Successor [Member] | Class B common stock
Summary of Significant Accounting Policies (Textual)
Weighted average shares outstanding of Class B non-redeemable common stock		7,000,000	7,000,000	7,000,000	7,000,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Textual)
Offering costs						$ 15,930,162
Initial Public Offering [Member] | Successor [Member]
Summary of Significant Accounting Policies (Textual)
Offering costs		$ 15,930,162		$ 15,930,162
Private Placement [Member] | Successor [Member]
Summary of Significant Accounting Policies (Textual)
Issued shares		5,066,667		5,066,667
Warrants outstanding		3,556,752		1,930,809